LONG-TERM DEBT (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
LONG-TERM DEBT

2022	–
2023	1,502,001
2024	5,279
2025	8,682
Thereafter	134,038
Total long-term debt	$1,650,000